UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114 (Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments

UBS Cashfund Inc.

SCHEDULE OF INVESTMENTS—December 31, 2004 (unaudited)
Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)
U.S. Government Agency Obligations—16.76%
163,000	Federal Farm Credit Bank	01/03/05	2.270 to 2.285%*	163,000,000
80,000	Federal Home Loan Bank	03/08/05 to 05/04/05	1.500 to 1.550	80,000,000
105,000	Federal Home Loan Bank	01/04/05 to 01/05/05	1.905 to 1.910*	104,956,412
50,000	Federal Home Loan Mortgage Corp.	03/01/05	1.420	50,000,000
145,000	Federal National Mortgage Association	03/29/05 to 06/03/05	1.400 to 1.850	145,000,000
65,000	Federal National Mortgage Association	01/28/05	2.333 *	64,999,527
Total U.S. Government Agency Obligations (cost—$607,955,939)				607,955,939

Certificates of Deposit—20.13%
Non-U.S.—11.91%
58,000	Barclays Bank PLC	01/14/05	2.310	58,000,000
45,000	BNP Paribas	01/18/05	2.180	45,000,000
68,000	Credit Suisse First Boston NY	01/13/05	2.320	68,000,000
75,000	ForeningsSparbanken AB	01/10/05	2.130	75,000,000
73,000	Fortis Bank NV	01/04/05	2.256 *	72,996,263
83,000	Societe Generale NY	01/05/05 to 01/10/05	2.259 to 2.300*	82,992,550
30,000	Svenska Handelsbanken	02/04/05	2.290	30,000,000
				431,988,813
U.S.—8.22%
30,000	American Express Centurion Bank	01/28/05	2.350	30,000,000
40,000	Discover Bank Delaware	01/24/05	2.350	40,000,000
90,000	First Tennessee Bank N.A. (Memphis)	01/04/05	2.080	90,000,000
75,000	Washington Mutual Bank	01/14/05	2.320	75,000,000
63,000	Wells Fargo Bank N.A.	01/07/05 to 01/24/05	2.040 to 2.370	63,000,000
				298,000,000
Total Certificates of Deposit (cost—$729,988,813)				729,988,813

Commercial Paper@—51.41%
Asset Backed-Auto & Truck—1.38%
50,000	New Center Asset Trust	01/12/05	2.180	49,966,694

Asset Backed-Banking—1.92%
69,832	Atlantis One Funding	01/06/05 to 02/10/05	2.170 to 2.280	69,743,784

Asset Backed-Miscellaneous—18.90%
80,000	Amsterdam Funding Corp.	01/18/05	2.340	79,911,600
39,486	Barton Capital Corp.	01/04/05	2.170	39,478,860
91,000	Giro Multi-Funding Corp.	01/20/05	2.350	90,887,135
26,000	Kitty Hawk Funding Corp.	01/18/05	2.330	25,971,393
83,000	Old Line Funding Corp.	01/06/05 to 02/01/05	2.160 to 2.340	82,930,530
85,690	Ranger Funding Co. LLC	01/10/05 to 01/13/05	2.230 to 2.250	85,633,432
80,031	Thunderbay Funding	01/10/05 to 01/24/05	2.280 to 2.330	79,954,672
80,000	Variable Funding Capital Corp.	01/14/05 to 01/24/05	2.220 to 2.320	79,903,950
83,000	Windmill Funding Corp.	01/03/05	2.230	82,989,717
38,000	Yorktown Capital LLC	01/14/05	2.330	37,968,027
				685,629,316

Asset Backed-Securities—7.88%
60,000	Beta Finance, Inc.**	01/14/05	2.170	59,952,983
33,000	CC (USA) Inc.**	01/13/05	2.170	32,976,130
85,000	Dorada Finance, Inc.**	02/01/05 to 02/11/05	2.140 to 2.250	84,818,174
20,000	Galaxy Funding, Inc.	01/19/05	2.200	19,978,000
45,000	Giro Funding U.S. Corp.	01/25/05	2.340	44,929,800
43,000	Scaldis Capital LLC	01/25/05	2.350	42,932,633
				285,587,720

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Banking-Non-U.S.—5.20%
16,000	Bank of Ireland	01/07/05 to 01/11/05	2.270 to 2.350	15,992,778
42,000	Banque et Caisse d'Epargne de L'Etat	01/06/05	2.270	41,986,758
43,000	DNB NOR Bank ASA	02/08/05	2.340	42,893,790
87,709	Westpac Trust Securities NZ Ltd.	01/27/05	2.120	87,574,708

				188,448,034

Banking-U.S.—8.95%
26,760	ANZ (Delaware), Inc.	02/02/05	2.270	26,706,004
56,000	Danske Corp.	01/14/05	2.320	55,953,085
30,000	HSBC Bank USA, Inc.	01/18/05	2.340	29,966,850
82,500	ING (US) Funding LLC	01/10/05 to 01/11/05	2.160 to 2.290	82,452,567
20,000	Rabobank USA Financial Corp.	01/03/05	2.100	19,997,667
5,000	San Paolo IMI U.S. Financial Co.	02/03/05	2.240	4,989,733
5,000	Societe Generale N.A., Inc.	02/01/05	2.280	4,990,183
10,000	Stadshypotek Delaware, Inc.	02/04/05	2.310	9,978,183
89,900	UniCredito Delaware, Inc.	02/17/05 to 02/28/05	2.370	89,595,040

				324,629,312

Brokerage—6.08%
90,000	Bear Stearns Cos., Inc.	01/10/05 to 01/24/05	2.250 to 2.290	89,904,347
20,000	Credit Suisse First Boston USA, Inc.	01/21/05	2.350	19,973,889
81,000	Goldman Sachs Group, Inc.	02/22/05	2.370	80,722,710
30,000	Greenwich Capital Holdings, Inc.	01/03/05	2.210	29,996,317
				220,597,263

Finance-NonCaptive Consumer—1.10%
40,000	HSBC Finance Corp.	01/07/05	2.250	39,985,000
Total Commercial Paper (cost—1,864,587,123)				1,864,587,123

Short-Term Corporate Obligations—10.07%
Asset Backed-Securities—2.76%
95,000	K2 (USA) LLC**	01/25/05	2.373 to 2.418*	95,002,941
5,000	Links Finance LLC**	02/22/05	1.340	4,999,288
				100,002,229

Automobile OEM—0.97%
35,000	American Honda Finance Corp.**	01/20/05	2.029*	35,000,000

Banking-Non-U.S.—1.65%
60,000	HBOS Treasury Services PLC**	01/04/05	2.270*	60,000,000

Banking-U.S.—0.83%
30,000	Wells Fargo & Co.	01/14/05	2.468*	30,000,000

Brokerage—2.48%
40,000	Greenwich Capital Holdings, Inc.	01/26/05	2.378*	40,000,000
50,000	Morgan Stanley	01/03/05	2.365*	50,000,000
				90,000,000
Finance-NonCaptive Diversified—1.38%
50,000	General Electric Capital Corp.	01/10/05	2.460*	50,000,000

Total Short-Term Corporate Obligations (cost—$365,002,229)				365,002,229

Repurchase Agreement—0.55%
20,000	Repurchase Agreement dated 12/31/04 with Deutsche Bank, collateralized by $20,390,000 Federal Home Loan Bank Certificates, 3.625% due 11/14/08, (value—$20,401,662); proceeds: $20,003,583 (cost—$20,000,000)	01/03/05	2.150	20,000,000

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Money Market Funds†—1.07%
23,643	AIM Liquid Assets Portfolio	12/31/04	2.120	23,642,869
15,284	BlackRock Provident Institutional TempFund	12/31/04	2.174	15,283,829

Total Money Market Funds (cost—$38,926,698)				38,926,698

Total Investments (cost—$3,626,460,802 which approximates cost for federal income tax purposes)(1)—99.99%
				3,626,460,802
Other assets in excess of liabilities—0.01%				519,756

Net Assets (applicable to 3,627,250,564 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				3,626,980,558

*	Variable rate securities-maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2004, and reset periodically.
**	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.28% of net assets as of December 31, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at December 31, 2004.
OEM	Original Equipment Manufacturer
(1)	Investments are valued at amortized cost which approximates market value, unless the Fund's Board of Directors determines that this does not represent fair value.
NOTE:	The table below details the Fund’s transaction activity in affiliated issuers for the nine months ended December 31, 2004. There are no investments in affiliated issuers at December 31, 2004.

		Purchases	Sales		Income Earned
		During the Nine	During the Nine		from Affiliate for
	Value at	Months Ended	Months Ended	Value at	the Nine Months
Security Description	03/31/2004	12/31/2004	12/31/2004	12/31/2004	Ended 12/31/2004

UBS Private Money	—	$52,146,698	$52,146,698	—	$27
Market Fund LLC

Issuer Breakdown By Country
Percentage of Portfolio Assets

United States	81.2%
France	3.5
United Kingdom	3.3
Sweden	2.9
Australia	2.4
Belgium	2.0
Switzerland	1.9
Norway	1.2
Luxembourg	1.2
Ireland	0.4

Total	100.0%

Weighted average maturity—24 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2004.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	February 28, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	February 28, 2005